CONGRESS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 99.6%
Aerospace & Defense: 4.5%
37,000	Mercury Systems, Inc. [1]	$2,629,220
48,000	Vectrus, Inc. [1]	2,467,200
		5,096,420
Auto Components: 3.2%
30,500	Fox Factory Holding Corp. [1]	3,649,020

Building Products: 3.9%
100,000	PGT Innovations, Inc. [1]	2,071,000
26,500	Simpson Manufacturing Co., Inc.	2,438,000
		4,509,000
Capital Markets: 1.7%
30,000	Cohen & Steers, Inc.	1,965,000

Chemicals: 2.1%
22,353	Balchem Corp.	2,392,442

Communications Equipment: 2.3%
91,000	Radware Ltd. [1]	2,579,850

Construction & Engineering: 2.7%
16,000	Valmont Industries, Inc.	3,086,720

Electrical Equipment: 2.5%
33,000	Vicor Corp. [1]	2,855,820

Electronic Equipment, Instruments & Components: 2.3%
21,500	Novanta, Inc. [1]	2,685,780

Entertainment: 2.2%
280,000	Glu Mobile, Inc. [1]	2,466,800

Equity Real Estate Investment Trusts: 1.7%
14,500	EastGroup Properties, Inc.	1,959,530

Food Products: 2.5%
100,000	The Simply Good Foods Co. [1]	2,854,000

Health Care Equipment & Supplies: 9.1%
22,500	CONMED Corp.	2,517,750
50,000	Inmode Ltd. [1]	2,943,000
165,000	Lantheus Holdings, Inc. [1]	2,684,550
27,300	Neogen Corp. [1]	2,207,751
		10,353,051
Health Care Providers & Services: 4.0%
30,100	AMN Healthcare Services, Inc. [1]	2,170,812
50,000	Progyny, Inc. [1]	2,338,500
		4,509,312
Health Care Technology: 6.1%
24,000	Omnicell, Inc. [1]	2,827,200
53,000	Simulations Plus, Inc.	4,194,420
		7,021,620
Household Durables: 2.7%
12,600	Helen Of Troy Ltd. [1]	3,077,550

Internet & Direct Marketing Retail: 2.6%
95,000	1-800-Flowers.com, Inc. - Class A [1]	2,919,350

IT Services: 2.4%
40,784	WNS Holdings Ltd. - ADR [1]	2,739,869

Leisure Products: 2.1%
151,000	Clarus Corp.	2,425,060

Life Sciences Tools & Services: 6.7%
23,237	Medpace Holdings, Inc. [1]	3,085,641
23,000	Repligen Corp. [1]	4,600,000
		7,685,641
Machinery: 2.0%
23,730	ESCO Technologies, Inc.	2,256,248

Personal Products: 2.1%
110,000	elf Beauty, Inc. [1]	2,393,600

Professional Services: 4.4%
27,335	ASGN, Inc. [1]	2,266,345
25,000	FTI Consulting, Inc. [1]	2,749,250
		5,015,595
Road & Rail: 3.1%
20,000	Saia, Inc. [1]	3,535,000

Semiconductors & Semiconductor Equipment: 5.4%
35,000	Brooks Automation, Inc.	2,651,600
44,360	Power Integrations, Inc.	3,573,198
		6,224,798
Software: 12.5%
93,000	Digital Turbine, Inc. [1]	5,320,530
27,302	J2 Global, Inc. [1]	2,802,277
20,200	Qualys, Inc. [1]	2,797,094
34,500	SPS Commerce, Inc. [1]	3,411,705
		14,331,606
Specialty Retail: 2.8%
55,000	Boot Barn Holdings, Inc. [1]	3,148,200

TOTAL COMMON STOCKS
(Cost $70,524,959)		113,736,882

SHORT-TERM INVESTMENTS: 0.6%
Money Market Funds: 0.6%
635,719	First American Treasury Obligations Fund - Institutional Class, 0.027% [2]	635,719
TOTAL SHORT-TERM INVESTMENTS
(Cost $635,719)		635,719

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $71,160,678)		114,372,601
Liabilities in Excess of Other Assets: (0.2)%		(236,495)
TOTAL NET ASSETS: 100.0%		$114,136,106

ADR - American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of January 31, 2021.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Small Cap Growth Fund’s (the "Fund") administrator, U.S. Bancorp Fund Services, LLC.

Congress Small Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$113,736,882	$-	$-	$113,736,882
Short-Term Investments	635,719	-	-	635,719
Total Investments in Securities	$114,372,601	$-	$-	$114,372,601